REVENUES - Contract Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Receivables from contracts with customers	$ 1,452	$ 1,388
Contract assets (Note 8)	165	151
Long-term contract assets (Note 15)	608	457
Contract liabilities1 (Note 17)	30	47
Long-term contract liabilities	0	2
Revenue recognized	$ 41	$ 47